Loans to Third Parties - Schedule of Direct Loan Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Direct loan to third parties	$ 16,354,331	$ 23,099,666
Borrower A [Member]
Direct loan to third parties	$ 7,207,725
Annual Interest rate	16.00%
Due date start	Jun. 06, 2017
Due date end	Sep. 13, 2017
Borrower B [Member]
Direct loan to third parties	$ 2,594,784
Annual Interest rate	14.00%
Due date	Mar. 17, 2017
Borrower C [Member]
Direct loan to third parties	$ 2,227,188
Annual Interest rate	14.00%
Due date	Sep. 24, 2017
Borrower D [Member]
Direct loan to third parties	$ 4,324,634
Annual Interest rate	16.00%
Due date start	Sep. 05, 2017
Due date end	Sep. 12, 2017